Leases (Narrative) (Details) (USD $)	12 Months Ended
	Jan. 01, 2013	Jan. 03, 2012
Operating Leased Assets [Line Items]
Operating leases, lease term	10 years
Operating leases, rent expense	$ 24,600,000	$ 20,900,000
Operating leases, future minimum sublease rentals	$ 45,000
Minimum [Member]
Operating Leased Assets [Line Items]
Operating leases, extension term	5 years
Maximum [Member]
Operating Leased Assets [Line Items]
Operating leases, extension term	15 years